Property and Equipment, Net - Narrative (FY) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets			$ 3,500,000
Laboratory equipment | Disposal group classified as held for sale or to be disposed of by sale
Property, Plant and Equipment [Line Items]
Depreciation on equipment			0
Laboratory equipment and certain other assets
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets			$ 2,600,000
Laboratory equipment and certain other assets | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 1,200,000
Employee Severance
Property, Plant and Equipment [Line Items]
Workforce reduction		55.00%